ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
NOTE 6 – ACCRUED LIABILITIES

Accrued liabilities consisted of (in thousands):

	September 30, 2011	December 31, 2010

Accrued expenses	$2,940	$1,451
Interest	411	32
Other taxes payable	179	769
Related party payable	82	-
Customer prepayments	405	-
Accrued payroll expenses	2,196	947
Sales tax payable	350	148
Income taxes payable	904	1,695
Total	$7,467	$5,042